Segment Information - Additional information (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Other income	$ 8,715,847	$ 10,172,698	$ 7,230,970
BARDA [member]
Disclosure of operating segments [line items]
Other income	$ 8,259,152
Americas And Other [member] | BARDA [member]
Disclosure of operating segments [line items]
Percentage of revenue	95.00%